Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2018
Net revenues
Educational programs and services	$ 3,230,378	$ 2,785,254	$ 2,165,152
Net revenues	3,578,682	3,096,491	2,447,430
Operating cost and expenses
Cost of revenues	(1,588,899)	(1,376,269)	(1,065,740)
Selling and marketing	(445,259)	(384,287)	(324,249)
General and administrative	(1,145,521)	(1,034,028)	(794,482)
Total operating cost and expenses	(3,179,679)	(2,794,584)	(2,184,471)
Gain on disposal of a subsidiary		3,627
Operating income	399,003	305,534	262,959
Other income, net
Interest income	116,117	97,530	84,838
Interest expense	(4,627)	(1,615)
Realized gain from long-term investments	407	26,379	7,366
Impairment loss from long-term investments	(31,750)	(5,919)	(980)
Loss from fair value change of long-term investments	(18,451)	(104,636)
Miscellaneous income (loss), net	27,137	(1,424)	2,841
Income before income taxes and loss from equity method investments	487,836	315,849	357,024
Provision for income taxes:
Current	(142,992)	(103,031)	(72,785)
Deferred	8,630	17,317	13,377
Provision for income taxes	(134,362)	(85,714)	(59,408)
(Loss) gain from equity method investments	1,385	(2,289)	(379)
Net income	354,859	227,846	297,237
Less: Net income (loss) attributable to non-controlling interests	(58,474)	(10,219)	1,107
Net income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 413,333	$ 238,065	$ 296,130
Net income per common share (Note 19)
- Basic	$ 2.61	$ 1.50	$ 1.87
- Diluted	$ 2.59	$ 1.50	$ 1.87
Weighted average shares used in calculating basic and diluted net income per common share
- Basic	158,429,576	158,293,890	158,168,794
- Diluted	159,536,890	159,039,345	158,556,500
Books and other services [Member]
Net revenues
Net revenues	$ 348,304	$ 311,237	$ 282,278